Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,585,000.00
Previously Paid Amount	0.00
Total Fee Amount	495.09
Total Offset Amount	0.00
Net Fee	495.09
Narrative - Max Aggregate Offering Price	$ 3,585,000.00
Final Prospectus	true